Note 19 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains/(losses) on
available-for-sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2017	$1,091
Other comprehensive loss	(1,291)
Change in accounting principle, ASC 2016-01 (b)	(141)
Change in accounting principle, ASC 2018-02 (b)	187
Period change	(1,245)
Balance at December 31, 2018	$(154)

Balance as of December 31, 2018	$(154)
Other comprehensive income	2,149
Amount reclassified from accumulated other comprehensive income	(153)
Period change	1,996
Balance at December 31, 2019	$1,842

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Amount Reclassified from	Affected Line Item in
	Accumulated Other	the Statement Where
(Dollars in thousands)	Comprehensive Income	Net Income is
Details about other comprehensive income	December 31, 2019	Presented
Unrealized gains on available-for-sale securities (a)
	$194	Investment securities gains on sale, net
	(41)	Income taxes
$153